TAXATION ON INCOME - Tax on loss before taxation (Details) - TRY (₺) ₺ in Thousands				12 Months Ended
	Jan. 01, 2023	Dec. 31, 2020	Jan. 01, 2006	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION ON INCOME
Income/loss before income taxes				₺ 75,534	₺ (4,790,687)	₺ (3,330,080)
Tax calculated at enacted tax rate of 25% (2022: 23%, 2021: 25%)				(18,884)	1,101,858	832,520
Utilized tax losses and incentives				364,754
Effect of unrecognized deferred taxes and inflation adjustments				(369,743)	(1,080,872)	(799,900)
Other				₺ 23,873	₺ (20,986)	₺ (32,620)
Enacted tax rate (in percent)	20.00%	20.00%	20.00%	25.00%	23.00%	25.00%